Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Guarantor Subsidiaries [Abstract]
Schedule Of Guarantor Subsidiaries - Balance Sheet

December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$32,470	$(1,422)	$7,033	$-	$38,081
Accounts receivable, less allowances	606	76,816	502	-	77,924
Intercompany receivables	-	273,413	-	(273,413)	-
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	(650)	13,059	131	-	12,540
Prepaid income taxes	(114)	1,689	556	-	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	32,815	382,344	9,007	(273,413)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost, less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	7,616	1,552	2,509	-	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$845,349	$988,244	$50,150	$(1,087,838)	$795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$(683)	$48,490	$418	$-	$48,225
Intercompany payables	269,042	-	4,371	(273,413)	-
Income taxes	-	-	90	-	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	1,719	15,728	1,404	-	18,851
Total current liabilities	274,395	137,531	6,887	(273,413)	145,400
Deferred income taxes	(12,330)	51,601	(9,808)	-	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$845,349	$988,244	$50,150	$(1,087,838)	$795,905

December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$45,324	$(1,571)	$6,164	$-	$49,917
Accounts receivable, less allowances	802	111,716	481	-	112,999
Intercompany receivables	-	172,426	-	(172,426)	-
Inventories	-	7,191	537	-	7,728
Current deferred income taxes	(688)	15,666	120	-	15,098
Prepaid income taxes	2,787	(1,809)	(208)	-	770
Prepaid expenses	782	9,244	259	-	10,285
Total current assets	49,007	312,863	7,353	(172,426)	196,797
Investments of deferred compensation plans	-	-	28,304	-	28,304
Properties and equipment, at cost, less accumulated depreciation	12,513	64,743	2,036	-	79,292
Identifiable intangible assets less accumulated amortization	-	57,858	-	-	57,858
Goodwill	-	453,864	4,479	-	458,343
Other assets	6,049	1,343	2,175	-	9,567
Investments in subsidiaries	716,815	18,696	-	(735,511)	-
Total assets	$784,384	$909,367	$44,347	$(907,937)	$830,161
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$4,924	$50,457	$448	$-	$55,829
Intercompany payables	167,067	-	5,359	(172,426)	-
Income taxes	(7,190)	8,745	(394)	-	1,161
Accrued insurance	906	35,586	-	-	36,492
Accrued compensation	4,235	35,016	468	-	39,719
Other current liabilities	1,549	13,447	1,145	-	16,141
Total current liabilities	171,491	143,251	7,026	(172,426)	149,342
Deferred income taxes	(11,356)	45,168	(8,727)	-	25,085
Long-term debt	159,208	-	-	-	159,208
Deferred compensation liabilities	-	-	27,851	-	27,851
Other liabilities	2,992	3,123	511	-	6,626
Stockholders' equity	462,049	717,825	17,686	(735,511)	462,049
Total liabilities and stockholders' equity	$784,384	$909,367	$44,347	$(907,937)	$830,161

Schedule Of Guarantor Subsidiaries - Income Statement
For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,328,425	$27,545	$-	$1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/(loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/(loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$85,979	$100,853	$2,829	$(103,682)	$85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,254,856	$25,689	$-	$1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/(loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/(loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$81,831	$96,641	$3,241	$(99,882)	$81,831

For the year ended December 31, 2009		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,166,972	$23,264	$-	$1,190,236
Cost of services provided and goods sold	-	822,788	11,786	-	834,574
Selling, general and administrative expenses	23,199	163,600	10,627	-	197,426
Depreciation	602	20,221	712	-	21,535
Amortization	1,222	5,145	-	-	6,367
Other operating expenses	3,989	-	-	-	3,989
Total costs and expenses	29,012	1,011,754	23,125	-	1,063,891
Income/(loss) from operations	(29,012)	155,218	139	-	126,345
Interest expense	(11,040)	(565)	6	-	(11,599)
Other (expense)/income - net	5,428	(5,422)	5,868	-	5,874
Income/(loss) before income taxes	(34,624)	149,231	6,013	-	120,620
Income tax (provision)/benefit	12,058	(56,543)	(2,098)	-	(46,583)
Equity in net income of subsidiaries	96,603	4,043	-	(100,646)	-
Income from continuing operations	74,037	96,731	3,915	(100,646)	74,037
Discontinued Operations	(253)	-	-	-	(253)
Net income	$73,784	$96,731	$3,915	$(100,646)	$73,784

Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows
For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$12,444	$158,159	$3,740	$174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash provided/(used) by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$32,470	$(1,422)	$7,033	$38,081

For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$2,862	$81,781	$1,369	$86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/(used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$45,324	$(1,571)	$6,164	$49,917

For the year ended December 31, 2009		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$950	$153,387	$6,495	$160,832
Cash Flow from Investing Activities:
Capital expenditures	(448)	(20,394)	(654)	(21,496)
Business combinations, net of cash acquired	-	(1,919)	-	(1,919)
Other sources/(uses) - net	702	(312)	183	573
Net cash provided/(used) by investing activities	254	(22,625)	(471)	(22,842)
Cash Flow from Financing Activities:
Change in cash overdrafts payable	19	2,872	-	2,891
Change in intercompany accounts	140,674	(135,226)	(5,448)	-
Dividends paid to shareholders	(8,157)	-	-	(8,157)
Purchases of treasury stock	(4,225)	-	-	(4,225)
Proceeds from exercise of stock options	545	-	-	545
Realized excess tax benefit on share based compensation	1,955	-	-	1,955
Net decrease in revolving line of credit	(8,200)	-	-	(8,200)
Repayment of long-term debt	(14,500)	(169)	-	(14,669)
Other sources/(uses) - net	(49)	338	369	658
Net cash provided/(used) by financing activities	108,062	(132,185)	(5,079)	(29,202)
Net increase/(decrease) in cash and cash equivalents	109,266	(1,423)	945	108,788
Cash and cash equivalents at beginning of year	65	202	3,361	3,628
Cash and cash equivalents at end of period	$109,331	$(1,221)	$4,306	$112,416